Summary of Significant Accounting Policies - Summarized of Financial Information Group's Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalent	¥ 381,158		¥ 404,618		$ 59,812
Restricted cash	183,408		324,330		28,781
Account receivables, net of allowance for impairment	777,262		232,589		121,969
Insurance premium receivables	1,217		1,974		191
Prepaid expense and other receivables	77,511		44,377		12,163
Total current assets	1,420,684		1,008,355		222,936
Non-current assets
Restricted cash	44,418		0		6,970
Property, Plant and Equipment, net	48,461		10,251		7,605
Intangible assets, net	21,626		2,030		3,394
Deferred tax assets	605		605		95
Long-term investments	73,001		46,084	¥ 23,395	11,456		¥ 21,575
Operating lease right-of-use assets	247,819		267,352		38,888	¥ 5,504
Goodwill	461		461		72
Other Assets	379		838		59
Total non-current assets	436,770		327,621		68,539
Total assets	1,857,454		1,335,976		291,475
Current liabilities
Short-term borrowings	216,710		31,540		34,007
Accounts payable	680,369		227,532		106,765
Insurance premium payables	124,019		187,219		19,461
Contract liabilities	7,236				1,135
Other payables and accrued expenses	71,255		31,153		11,181
Payroll and welfare payable	93,451		63,919		14,665
Income taxes payable	2,440		2,440		383
Operating lease liabilities	14,886		12,763		2,336
Amount due to related parties	11,875		0		1,863
Total current liabilities	1,222,241		556,566		191,796
Non-current liabilities
Long-term borrowings	20,000		53,860		3,138
Deferred tax liabilities	4,892		605		768
Operating lease liabilities	249,183		252,106		39,102
Total non-current liabilities	274,300		310,727		43,043
Total liabilities	1,496,541		867,293		234,839
Shareholders' equity
Additional paid-in capital	896,772		884,920		140,723
Accumulated deficit	(499,940)		(392,274)		(78,451)
Total shareholders' equity attributable to Huize Holding Limited shareholders	360,064		468,683		56,503
Non-controlling interests	849		0		133
Total shareholders' equity	360,913		468,683	(308,653)	56,636		¥ (385,238)
Total liabilities and shareholders' equity	1,857,454		1,335,976		$ 291,475
Operating revenue
Brokerage commission income	2,232,253	$ 350,289	1,215,434	982,124
Other income	12,763	2,003	4,788	11,195
Total operating revenue	2,245,016	352,292	1,220,222	993,319
Operating costs and expenses
Cost of revenue	(1,688,087)	(264,898)	(813,507)	(629,531)
Other cost	(2,670)	(419)	(2,846)	(1,837)
Total operating costs	(1,690,757)	(265,317)	(816,353)	(631,368)
Selling expenses	(350,573)	(55,012)	(230,438)	(164,665)
General and administrative expenses	(197,619)	(31,011)	(150,207)	(161,816)
Research and development expenses	(120,478)	(18,906)	(49,135)	(33,831)
Total operating costs and expenses	(2,359,427)	(370,246)	(1,246,133)	(991,680)
Operating income/(loss)	(114,411)	(17,954)	(25,911)	1,639
Other income/(expenses)
Interest expenses	(3,206)	(503)	(1,157)	(190)
Unrealized exchange income/(loss)	(59)	(9)	(9)	362
Investment income	(5,328)	(836)	137	718
Others, net	12,627	1,981	10,177	12,676
Profit before income tax, and share of (loss)/income of equity method investee	(110,377)	(17,321)	(16,763)	15,205
Income tax expense	0	0	(1,768)	(57)
Share of (loss)/income of equity method investee	2,660	417	239	(180)
Net profit/(loss)	(107,717)	(16,904)	(18,292)	14,968
Net profit/(loss) attributable to non-controlling interests	(51)	(8)	0	66
Net profit/(loss) attributable to Huize Holding Limited	(107,666)	(16,896)	(18,292)	14,902
Redeemable preferred shares redemption value accretion	0	0	(4,274)	(32,854)
Allocation to redeemable preferred shares	0	0	1,074	(7,431)
Net loss attributable to common shareholders	(107,666)	(16,896)	(21,492)	(25,383)
Net profit/(loss)	(107,717)	(16,904)	(18,292)	14,968
Foreign currency translation adjustment, net of tax	(5,323)	(835)	(22,386)	140
Comprehensive income/(loss)	(113,040)	(17,739)	(40,678)	15,108
Comprehensive income/(loss) attributable to non-controlling interests	(51)	(8)	0	87
Comprehensive income/(loss) attributable to Huize Holding Limited	(112,989)	(17,731)	(40,678)	15,021
Net cash provided by/(used in) operating activities	(175,917)	(27,605)	137,666	118,024
Cash flows from investing activities:
Purchase of long-term investment	(33,614)	(5,275)	(22,450)	(2,000)
Purchase of property, equipment and intangible assets	(38,061)	(5,973)	(8,196)	(6,035)
Proceeds from disposal of property, equipment and intangible assets	980	154		60
Acquisition of subsidiary, net of cash paid	(14,292)	(2,243)	(569)
Proceeds from disposal of investments	3,820	599
Others	241	38	137	1,048
Net cash used in investing activities	(80,926)	(12,700)	(31,078)	(6,927)
Cash flows from financing activities:
Proceeds from borrowings	184,000	28,874	105,400	30,000
Repayments of borrowings	(40,503)	(6,356)	(61,266)	(35,285)
Repayments of convertible bonds				(8,794)
Proceeds from exercise of share option	497	78	503
Net cash (used in)/provided by financing activities	141,891	22,266	383,053	(14,079)
Effect of exchange rate changes on cash and cash equivalents	(5,012)	(786)	(10,020)	38
Net increase/(decrease) in cash and cash equivalents and restricted cash	(119,964)	(18,825)	479,621	97,056
Total cash and cash equivalents and restricted cash at beginning of year	728,948	114,388	249,327	152,271
Total cash and cash equivalents and restricted cash at end of year	608,984	95,563	728,948	249,327
Subsidiaries [Member]
Cash flows from financing activities:
Cash received by subsidiaries from minority shareholders	900	$ 141
Huiye Tianze and Its Subsidiaries [Member]
Current assets
Cash and cash equivalent	323,011		211,979
Restricted cash	127,315		217,950
Account receivables, net of allowance for impairment	777,055		232,589
Insurance premium receivables	1,217		1,974
Prepaid expense and other receivables	106,865		66,323
Total current assets	1,335,463		730,815
Non-current assets
Restricted cash	24,680
Property, Plant and Equipment, net	47,800		10,217
Intangible assets, net	18,979		2,030
Deferred tax assets	605		605
Long-term investments	59,450		36,889
Operating lease right-of-use assets	241,880		267,352
Goodwill	461		461
Other Assets	379		838
Total non-current assets	394,234		318,392
Total assets	1,729,697		1,049,207
Current liabilities
Short-term borrowings	216,710		31,540
Accounts payable	680,183		227,532
Insurance premium payables	124,019		187,219
Contract liabilities	2,681
Other payables and accrued expenses	207,461		39,419
Payroll and welfare payable	92,094		52,564
Income taxes payable	2,440		2,440
Operating lease liabilities	12,362		12,763
Amount due to related parties	11,875
Total current liabilities	1,349,825		553,477
Non-current liabilities
Long-term borrowings	20,000		53,860
Deferred tax liabilities	4,455		605
Operating lease liabilities	245,396		252,106
Total non-current liabilities	269,851		306,571
Total liabilities	1,619,676		860,048
Shareholders' equity
Common shares	44,766		44,766
Additional paid-in capital	460,157		462,858
Accumulated deficit	(395,751)		(318,465)
Total shareholders' equity attributable to Huize Holding Limited shareholders	109,172		189,159
Non-controlling interests	849
Total shareholders' equity	110,021		189,159
Total liabilities and shareholders' equity	1,729,697		1,049,207
Operating revenue
Brokerage commission income	2,231,388		1,215,434	973,715
Other income	11,494		4,560	11,195
Total operating revenue	2,242,882		1,219,994	984,910
Operating costs and expenses
Cost of revenue	(1,687,770)		(813,507)	(622,906)
Other cost	(2,670)		(2,846)	(1,837)
Total operating costs	(1,690,440)		(816,353)	(624,743)
Selling expenses	(346,305)		(230,438)	(163,119)
General and administrative expenses	(172,822)		(136,921)	(153,324)
Research and development expenses	(120,478)		(49,135)	(33,831)
Total operating costs and expenses	(2,330,045)		(1,232,847)	(975,017)
Operating income/(loss)	(87,163)		(12,853)	9,893
Other income/(expenses)
Interest expenses	(4,092)		(1,813)	(197)
Unrealized exchange income/(loss)	0		(421)	421
Investment income	(1,369)		137	0
Others, net	12,627		10,153	12,690
Profit before income tax, and share of (loss)/income of equity method investee	(79,997)		(4,797)	22,807
Income tax expense	0		(1,768)	(20)
Share of (loss)/income of equity method investee	2,660		239	(180)
Net profit/(loss)	(77,337)		(6,326)	22,607
Net profit/(loss) attributable to non-controlling interests	(51)		0	0
Net profit/(loss) attributable to Huize Holding Limited	(77,286)		(6,326)	22,607
Redeemable preferred shares redemption value accretion	0		0	0
Allocation to redeemable preferred shares	0		0	0
Net loss attributable to common shareholders	(77,286)		(6,326)	22,607
Net profit/(loss)	(77,337)		(6,326)	22,607
Foreign currency translation adjustment, net of tax	0		0	0
Comprehensive income/(loss)	(77,337)		(6,326)	22,607
Comprehensive income/(loss) attributable to non-controlling interests	(51)		0	0
Comprehensive income/(loss) attributable to Huize Holding Limited	(77,286)		(6,326)	22,607
Net cash provided by/(used in) operating activities	(152,844)		168,225	120,566
Cash flows from investing activities:
Purchase of long-term investment	(22,601)		(22,450)	(2,000)
Purchase of property, equipment and intangible assets	(37,359)		(8,162)	(6,035)
Proceeds from disposal of property, equipment and intangible assets	961		0	60
Acquisition of subsidiary, net of cash paid	(11,805)		(569)	0
Payments of inter-company balances	(5,050)		0	0
Proceeds from disposal of investments	890		0	0
Others	241		137	11
Net cash used in investing activities	(74,723)		(31,044)	(7,964)
Cash flows from financing activities:
Proceeds from issuance of common share and redeemable preferred shares during Reorganization	0		0	(62)
Proceeds from borrowings	184,000		105,400	30,000
Repayments of borrowings	(40,503)		(61,266)	(35,285)
Repayments of convertible bonds	0		0	(8,794)
Proceeds from inter-company balances	128,000		0	0
Proceeds from exercise of share option	247		245	0
Net cash (used in)/provided by financing activities	272,644		44,379	(14,141)
Effect of exchange rate changes on cash and cash equivalents	0		0	0
Net increase/(decrease) in cash and cash equivalents and restricted cash	45,077		181,560	98,461
Total cash and cash equivalents and restricted cash at beginning of year	429,929		248,369	149,908
Total cash and cash equivalents and restricted cash at end of year	475,006		429,929	248,369
Huiye Tianze and Its Subsidiaries [Member] | Subsidiaries [Member]
Cash flows from financing activities:
Cash received by subsidiaries from minority shareholders	¥ 900		¥ 0	¥ 0